INVENTORY AND BIOLOGICAL ASSETS (Details 2) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about biological assets [line items]
Accessories	$ 52,458	$ 116,974
Packaging and supplies	443,520	137,500
Work-in-Progress	27,812,405	7,298,424
Finished Goods	7,081,107	3,406,124
Total Inventory	35,389,490	10,959,022
Dried Cannabis
Disclosure of detailed information about biological assets [line items]
Accessories	0	0
Packaging and supplies	0	0
Work-in-Progress	11,306,993	3,355,635
Finished Goods	4,095,610	1,279,339
Total Inventory	15,402,603	4,634,974
Extracts
Disclosure of detailed information about biological assets [line items]
Accessories	0	0
Packaging and supplies	0	0
Work-in-Progress	16,505,412	3,942,789
Finished Goods	2,985,497	2,126,785
Total Inventory	19,490,909	6,069,574
Other
Disclosure of detailed information about biological assets [line items]
Accessories	52,458	116,974
Packaging and supplies	443,520	137,500
Work-in-Progress	0	0
Finished Goods	0	0
Total Inventory	$ 495,978	$ 254,474